Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive (loss)	Non- controlling interests	Total
Balance at Dec. 31, 2022		$ 4	$ 4	$ 75,575	$ 3,974	$ 17,275	$ (5,609)	$ 3,863	$ 95,086
Balance (in Shares) at Dec. 31, 2022	[1]	38,120,000	41,880,000
Net proceeds from initial public offering (net of $1,413 offering cost)				8,187					8,187
Net proceeds from initial public offering (net of $1,413 offering cost) (in Shares)	[1]	2,400,000
Net income (loss)						6,444		19	6,463
Capital contribution from non-controlling shareholders								424	424
Foreign currency translation							(3,891)	(158)	(4,049)
Balance at Jun. 30, 2023		$ 4	$ 4	83,762	3,974	23,719	(9,500)	4,148	106,111
Balance (in Shares) at Jun. 30, 2023	[1]	40,520,000	41,880,000
Balance at Dec. 31, 2023		$ 4	$ 4	83,762	4,854	26,689	(7,366)	4,366	112,313
Balance (in Shares) at Dec. 31, 2023	[1]	40,617,513	41,880,000
Net income (loss)						5,036		(24)	5,012
Capital contribution from non-controlling shareholders								981	981
Foreign currency translation							(680)	(30)	(710)
Balance at Jun. 30, 2024		$ 4	$ 4	$ 83,762	$ 4,854	$ 31,725	$ (8,046)	$ 5,293	$ 117,596
Balance (in Shares) at Jun. 30, 2024	[1]	40,617,513	41,880,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.